As filed with the Securities and Exchange Commission on 10/29/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2019

Date of reporting period:  August 31, 2019

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2019 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	90.0%
	Agricultural Chemicals	0.6%
	Mosaic Co.
$785,000	3.75%, due 11/15/21		$805,244
	Agriculture	0.4%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		619,492
	Auto Parts	0.4%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		617,490
	Autos	1.7%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		798,936
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21		631,730
500,000	3.815%, due 11/2/27		486,362
	General Motors Co.
400,000	5.20%, due 4/1/45		408,462
			2,325,490
	Banks	4.3%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		716,759
1,000,000	4.836%, due 5/9/28		1,038,643
	Citigroup, Inc.
540,000	5.30%, due 5/6/44		690,182
	Credit Suisse Group
700,000	5.40%, due 1/14/20		707,558
	Discover Bank
700,000	3.20%, due 8/9/21		712,651
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		349,726
	KeyCorp
900,000	5.10%, due 3/24/21		940,592
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26		844,874
			6,000,985

	Biotechnology	1.6%
	Amgen, Inc.
1,006,000	4.663%, due 6/15/51		1,198,451
	Celgene Corp.
800,000	4.625%, due 5/15/44		975,277
			2,173,728
	Broker	3.1%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,302,877
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,407,115
	Morgan Stanley
900,000	4.875%, due 11/1/22		968,513
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		715,645
			4,394,150
	Brokerage Assetmanagers Exchanges	0.8%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		1,051,828
	Chemicals	1.2%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29		1,156,997
	RPM International, Inc.
500,000	6.125%, due 10/15/19		502,008
			1,659,005
	Commercial Finance	1.2%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20		1,024,482
	Air Lease Corp.
700,000	3.875%, due 4/1/21		716,368
			1,740,850
	Communications	0.5%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		648,229
	Communications Equipment	0.5%
	Harris Corp.
500,000	6.15%, due 12/15/40		699,903
	Construction Materials Manufacturing	0.5%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		655,126

	Consumer Finance	1.3%
	Fidelity National Information Services, Inc.
1,000,000	4.75%, due 5/15/48		1,232,696
	Synchrony Financial
500,000	4.50%, due 7/23/25		537,686
			1,770,382
	Consumer Products	0.4%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		523,012
	Diversified Banks	0.7%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		1,000,145
	Drugs and Druggists' Sundries Merchant Wholesalers	0.8%
	Actavis Funding SCS
850,000	3.45%, due 3/15/22		873,385
268,000	4.75%, due 3/15/45		292,918
			1,166,303
	Electric Utilities	1.5%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		498,121
470,000	4.90%, due 8/1/41		564,550
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		495,318
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		557,988
			2,115,977
	Electrical Equipment Manufacturing	0.5%
	Fortive Corp.
750,000	3.15%, due 6/15/26		768,539
	Exploration & Production	1.0%
	Apache Corp.
283,000	3.25%, due 4/15/22		288,311
600,000	4.75%, due 4/15/43		580,964
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		558,890
			1,428,165
	Finance	0.7%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		964,461

	Finance Companies	0.7%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		1,020,250
	Financial Services	1.5%
	GE Capital International Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35		814,774
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		568,984
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		761,734
			2,145,492
	Food	1.2%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,645,916
	Food and Beverage	1.2%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22		715,844
1,000,000	4.375%, due 6/1/46		962,320
			1,678,164
	Gaming	0.4%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29		515,943
	Hardware	0.7%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)		1,016,305
	Health and Personal Care Stores	1.7%
	CVS Health Corp.
620,000	3.875%, due 7/20/25		658,058
500,000	5.125%, due 7/20/45		581,885
1,000,000	5.05%, due 3/25/48		1,166,557
			2,406,500
	Health Care Facilities and Services	1.1%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		842,886
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		666,741
			1,509,627
	Information Technology	0.6%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		793,595

	Insurance	3.7%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,125,588
100,000	6.25%, due 3/15/87 (f)		105,659
	Anthem, Inc.
600,000	4.65%, due 8/15/44		691,931
	Aon Corp.
600,000	5.00%, due 9/30/20		618,165
	AXA SA
500,000	8.60%, due 12/15/30		727,950
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		129,053
	Markel Corp.
20,000	4.90%, due 7/1/22		21,366
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)		998,986
	Unum Group
700,000	5.625%, due 9/15/20		723,731
			5,142,429
	Integrated Oils	1.2%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		946,125
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		716,079
			1,662,204
	Life Insurance	0.8%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		1,092,282
	Lodging	0.5%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		642,991
	Machinery	0.7%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		912,705
	Manufacturing	0.8%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23		1,068,154
	Media	3.1%
	Discover Communications LLC
500,000	3.30%, due 5/15/22		514,306

	Expedia, Inc.
800,000	5.95%, due 8/15/20		825,728
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		416,352
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,136,971
	Viacom Inc.
700,000	3.875%, due 4/1/24		739,843
610,000	4.375%, due 3/15/43		648,098
			4,281,298
	Medical Equipment and Supplies Manufacturing	0.5%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44		745,416
	Metals	0.7%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		987,543
	Metals and Mining	1.8%
	Newmont Goldcorp Corp.
500,000	3.70%, due 3/15/23		521,209
800,000	4.875%, due 3/15/42		964,935
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		532,673
	Vale Overseas Limited
88,000	4.375%, due 1/11/22		91,410
336,000	6.875%, due 11/21/36		422,100
			2,532,327
	Newspaper, Periodical, Book, and Directory Publishers	1.4%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,965,183
	Nondepository Credit Intermediation	1.0%
	General Motors Financial Co., Inc.
800,000	4.20%, due 3/1/21		819,110
600,000	4.00%, due 1/15/25		617,908
			1,437,018
	Oil and Gas	5.5%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36		1,133,943
	Enterprise Products Operating LLC
850,000	4.85%, due 8/15/42		979,599
	Hess Corp.
800,000	5.60%, due 2/15/41		891,183

	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,509,877
700,000	5.55%, due 6/1/45		840,947
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,124,125
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		417,816
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		866,600
			7,764,090
	Oil and Gas Extraction	0.6%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		837,740
	Oil and Gas Services and Equipment	0.7%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,060,817
	Paper	1.4%
	International Paper Co.
700,000	6.00%, due 11/15/41		871,233
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,139,316
			2,010,549
	Pharmaceuticals	2.8%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21		501,751
800,000	4.40%, due 11/6/42		848,558
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		1,011,740
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,534,657
			3,896,706

	Pipeline Transportation of Crude Oil	0.7%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		511,376
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		528,345
			1,039,721
	Pipeline Transportation of Natural Gas	1.0%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25		842,372
500,000	5.10%, due 9/15/45		561,341
			1,403,713
	Pipelines	3.4%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,080,381
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		598,746
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		742,767
1,000,000	7.60%, due 2/1/24		1,171,159
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,230,711
			4,823,764
	Property & Casualty Insurance	1.5%
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,521,039
	Mercury General Corp.
500,000	4.40%, due 3/15/27		529,423
			2,050,462
	Railroad	1.0%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		725,018
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		748,675
			1,473,693
	Real Estate	3.3%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		1,087,004
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		1,026,515
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		531,026
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		1,057,220
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		884,650
			4,586,415

	Real Estate Investment Trusts	1.2%
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,123,770
	Ventas Realty LP
500,000	3.75%, due 5/1/24		530,758
			1,654,528
	Refining & Marketing	0.4%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		525,125
	Restaurants	0.5%
	McDonald's Corp.
550,000	4.875%, due 12/9/45		681,662
	Retail	1.5%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		204,257
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		786,778
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,062,092
			2,053,127
	Scientific Instruments	0.7%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		924,306
	Software	1.0%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		731,028
600,000	3.85%, due 6/1/25		646,247
			1,377,275
	Software & Services	0.7%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		199,797
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		775,668
			975,465
	Telecommunications	2.2%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)		1,310,115
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		515,073
	France Telecom SA
575,000	5.375%, due 1/13/42		752,992
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		468,462
			3,046,642

	Tobacco	0.9%
	BAT Capital Corp.
600,000	4.54%, due 8/15/47		602,657
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		649,865
			1,252,522
	Transportation	1.4%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,904,900
	Transportation and Logistics	0.3%
	Kirby Corp.
450,000	4.20%, due 3/1/28		486,429
	Travel & Lodging	0.4%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		634,347
	Utilities	1.1%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		532,238
	Southern Co.
1,000,000	3.25%, due 7/1/26		1,036,165
			1,568,403
	Utilities - Gas	0.5%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		707,545
	Waste and Environment Services and Equipment	0.5%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		735,976
	Wireless Telecommunications Services	5.8%
	AT&T, Inc.
500,000	4.05%, due 12/15/23		536,606
745,000	4.10%, due 2/15/28		814,891
700,000	6.00%, due 8/15/40		879,117
1,400,000	4.80%, due 6/15/44		1,566,598
1,000,000	4.85%, due 7/15/45		1,149,089
	Verizon Communications, Inc.
2,700,000	4.522%, due 9/15/48		3,252,532
			8,198,833
	Total Corporate Bonds (cost $115,272,578)		126,004,601

	SOVEREIGN BONDS	8.0%
	Republic of Colombia
600,000	3.875%, due 4/25/27		649,806
890,000	7.375%, due 9/18/37		1,301,634
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,212,116
	Republic of Panama
200,000	5.20%, due 1/30/20		202,579
750,000	6.70%, due 1/26/36		1,099,695
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,597,323
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		2,165,395
	Republic of Uruguay
209,742	8.00%, due 11/18/22		238,059
	United Mexican States
2,490,000	4.75%, due 3/8/44		2,756,928
			11,223,535
	Total Sovereign Bonds (cost $10,093,739)		11,223,535

	SHORT-TERM INVESTMENTS	0.9%
1,282,911	Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (a)		1,282,911
	Total Short-Term Investments (cost $1,282,911)		1,282,911

	Total Investments (cost $126,649,228)	98.9%	138,511,047
	Other Assets less Liabilities	1.1%	1,530,513
	TOTAL NET ASSETS	100.0%	$140,041,560

(a)	Rate shown is the 7-day annualized yield as of August 31, 2019.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of August 31, 2019, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2019, the value of these investments was $1,016,305 or 0.73% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of August 31, 2019, and remains in effect until March 2037, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not called, until final maturity date.
(g)	Coupon rate shown is the rate in effect as of August 31, 2019, and remains in effect until December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.
Basis point = 1/100th of a percent.

Country Allocation
Country	% of Net Assets
United States	78.6%
Mexico	2.8%
United Kingdom	2.8%
Ireland	2.4%
Colombia	2.1%
Philippines	1.5%
Peru	1.1%
Canada	1.1%
Netherlands	1.1%
France	1.1%
Panama	0.9%
Italy	0.9%
Luxembourg	0.8%
Germany	0.7%
Japan	0.5%
Switzerland	0.5%
Spain	0.5%
Brazil	0.4%
Uruguay	0.2%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2019 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	97.3%
	Aerospace/Defense	2.0%
	TransDigm, Inc.
$402,000	6.25%, due 3/15/26 (a)		$434,654
	Triumph Group, Inc.
550,000	7.75%, due 8/15/25		552,750
			987,404
	Auto Parts Manufacturing	1.2%
	Truck Hero, Inc.
600,000	8.50%, due 4/21/24 (a)		598,500
	Biotechnology	1.2%
	Sotera Health Topco, Inc.
600,000	8.125% Cash or 8.875% PIK, due 11/1/21 (a) (c)		602,250
	Casinos and Gaming	1.0%
	Scientific Games International, Inc.
500,000	5.00%, due 10/15/25 (a)		517,870
	Chemicals	7.2%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)		420,250
200,000	6.50%, due 5/15/26 (a)		200,500
	CSTN Merger Sub, Inc.
480,000	6.75%, due 8/15/24 (a)		444,000
	Kissner Milling Company Ltd.
610,000	8.375%, due 12/1/22 (a)		631,350
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)		537,625
	Neon Holdings, Inc.
500,000	10.125%, due 4/1/26 (a)		491,250
	OCI NV
375,000	6.625%, due 4/15/23 (a)		397,500
	Starfruit Finco BV / Starfruit US Holdco LLC
500,000	8.00%, due 10/1/26 (a)		490,000
			3,612,475

	Communications Equipment	0.9%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (a)		448,750
	Construction Machinery	1.2%
	Capitol Investment Merger Sub 2 LLC
600,000	10.00%, due 8/1/24 (a)		624,000
	Construction Materials Manufacturing	1.5%
	Boise Cascade Co.
510,000	5.625%, due 9/1/24 (a)		531,675
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a) (c) (d)		228,000
			759,675
	Consumer Cyclical Services	1.8%
	APX Group, Inc.
440,000	8.75%, due 12/1/20		420,200
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27		481,938
			902,138
	Consumer Finance	1.1%
	Cardtronics, Inc.
575,000	5.50%, due 5/1/25 (a)		577,875
	Consumer Services	5.3%
	Carriage Services, Inc.
400,000	6.625%, due 6/1/26 (a)		411,000
	Cimpress NV
650,000	7.00%, due 6/15/26 (a)		683,313
	LSC Communications, Inc.
675,000	8.75%, due 10/15/23 (a)		513,000
	Prime Security Services Borrower LLC / Prime Finance, Inc.
550,000	5.25%, due 4/15/24 (a)		569,475
	Quad Graphics, Inc.
500,000	7.00%, due 5/1/22		512,500
			2,689,288
	Containers and Packaging	3.2%
	ARD Finance S.A.
450,000	7.125% Cash or 7.875% PIK, due 9/15/23 (c)		464,063
	Pactiv LLC
500,000	8.375%, due 4/15/27		538,750
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)		622,200
			1,625,013

	Distributors	0.8%
	Ferrellgas Partners LP
475,000	6.50%, due 5/1/21		406,125
	Electrical Equipment Manufacturing	0.6%
	Itron, Inc.
310,000	5.00%, due 1/15/26 (a)		317,750
	Financial Services	1.9%
	Arrow Bidco LLC
500,000	9.50%, due 3/15/24 (a)		501,250
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)		433,750
			935,000
	Food and Beverage	3.7%
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (a)		490,200
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a)		270,000
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
650,000	8.50%, due 6/1/26 (a)		503,750
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)		594,000
			1,857,950
	Forest and Paper Products Manufacturing	1.1%
	Schweitzer-Mauduit International, Inc.
550,000	6.875%, due 10/1/26 (a)		567,875
	Hardware	1.0%
	Everi Payments Inc.
482,000	7.50%, due 12/15/25 (a)		507,305
	Health Care Facilities and Services	1.1%
	Hadrian Merger Sub, Inc.
550,000	8.50%, due 5/1/26 (a)		528,000
	Home Improvement	2.2%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)		534,000
	ServiceMaster Co. LLC
500,000	7.45%, due 8/15/27		556,875
			1,090,875
	Homebuilders	0.9%
	Williams Scotsman International, Inc.
421,000	6.875%, due 8/15/23 (a)		442,050

	Industrial - Other	3.4%
	Brand Energy & Infrastructure Services, Inc.
500,000	8.50%, due 7/15/25 (a)		443,125
	Cleaver-Brooks, Inc.
675,000	7.875%, due 3/1/23 (a)		622,688
	New Enterprise Stone & Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)		616,800
			1,682,613
	Machinery Manufacturing	3.6%
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (a)		570,825
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (d)		273,000
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)		544,500
	Titan International, Inc.
557,000	6.50%, due 11/30/23		446,992
			1,835,317
	Manufactured Goods	4.0%
	FXI Holdings, Inc.
645,000	7.875%, due 11/1/24 (a)		574,050
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (a)		667,625
	Optimas OE Solutions, Inc.
217,000	8.625%, due 6/1/21 (a)		161,123
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27		636,900
			2,039,698
	Media Entertainment	1.8%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
200,000	5.375%, due 8/15/26 (a)		210,500
200,000	6.625%, due 8/15/27 (a)		210,000
	Getty Images, Inc.
500,000	9.75%, due 3/1/27 (a)		512,500
			933,000
	Media Non-Cable	1.1%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23		556,187
	Medical Equipment and Supplies Manufacturing	0.7%
	Vista Outdoor, Inc.
400,000	5.875%, due 10/1/23		363,248

	Metals and Mining	5.2%
	American Gilsonite Co.
411,704	17.000% Cash or 17.000% PIK, due 12/31/21 (a) (c) (d)		397,294
	Emeco Pty Ltd.
310,006	9.25%, due 3/31/22		328,296
	Mineral Resources Ltd.
250,000	8.125%, due 5/1/27 (a)		255,938
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)		614,250
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
500,000	7.50%, due 6/15/25 (a)		475,312
	TMS International Holding Corp.
580,000	7.25%, due 8/15/25 (a)		555,350
			2,626,440
	Midstream	1.1%
	Rockpoint Gas Storage Canada Ltd.
550,000	7.00%, due 3/31/23 (a)		560,175
	Oil and Gas Extraction	0.9%
	Welltec A/S
450,000	9.50%, due 12/1/22 (a)		435,375
	Oil and Gas Services and Equipment	1.6%
	Archrock Partners LP / Archrock Partners Finance Corp.
225,000	6.875%, due 4/1/27 (a)		236,813
	USA Compression Partners LP/USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		324,450
250,000	6.875%, due 9/1/27 (a)		258,395
			819,658
	Packaging	1.3%
	Mauser Packaging Solutions Holding Co.
620,000	5.50%, due 4/15/24 (a)		639,375
	Paper	3.9%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23		523,224
	Mercer International, Inc.
190,000	6.50%, due 2/1/24		196,413
560,000	5.50%, due 1/15/26		554,512
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a)		223,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (a)		469,350
			1,966,499

	Pipelines	3.5%
	Rose Rock Midstream, L.P.
650,000	5.625%, due 7/15/22		629,531
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		661,500
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		485,000
			1,776,031
	Publishing and Broadcasting	3.0%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (a)		421,800
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (a)		596,250
	Urban One, Inc.
500,000	7.375%, due 4/15/22 (a)		501,250
			1,519,300
	Railroad	1.2%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (a)		511,875
	Real Estate	1.8%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23		451,875
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (a)		443,708
			895,583
	Refining and Marketing	0.6%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
350,000	7.75%, due 4/15/23		328,790
	Retail - Consumer Discretionary	2.0%
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (a)		535,500
	Party City Holdings, Inc.
500,000	6.625%, due 8/1/26 (a)		477,500
			1,013,000
	Software and Services	3.9%
	Ascend Learning LLC
490,000	6.875%, due 8/1/25 (a)		509,600
	Donnelley Financial Solutions, Inc.
550,000	8.25%, due 10/15/24		570,625

	Exela Intermediate LLC/Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)		378,000
	RP Crown Parent, LLC
535,000	7.375%, due 10/15/24 (a)		558,920
			2,017,145
	Technology	1.7%
	Global A&T Electronics Ltd.
500,000	8.50%, due 1/12/23		469,587
	Granite Merger Sub 2, Inc.
400,000	11.00%, due 7/15/27 (a)		399,000
			868,587
	Transportation and Logistics	2.2%
	J.B. Poindexter & Co., Inc.
600,000	7.125%, due 4/15/26 (a)		616,500
	Martin Midstream Partners L.P.
500,000	7.25%, due 2/15/21		477,500
			1,094,000
	Transportation Services	2.1%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (a)		609,000
	OPE KAG Finance Sub, Inc.
500,000	7.875%, due 7/31/23 (a)		446,250
			1,055,250
	Utilities	1.7%
	Amerigas Partners LP
250,000	5.50%, due 5/20/25		265,625
	Superior Plus LP / Superior General Partner, Inc.
550,000	7.00%, due 7/15/26 (a)		578,875
			844,500
	Waste and Environment Services and Equipment	2.1%
	CD&R Waterworks Merger Sub LLC
520,000	6.125%, due 8/15/25 (a)		530,400
	Waste Pro USA, Inc.
480,000	5.50%, due 2/15/26 (a)		501,600
			1,032,000
	Wireline Telecommunications Services	2.0%
	Consolidated Communications, Inc.
250,000	6.50%, due 10/1/22		235,000
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (a)		437,500

	West Corp.
500,000	8.50%, due 10/15/25 (a) (c) (d)		390,000
			1,062,500
	Total Corporate Bonds (cost $51,511,998)		49,074,314

	SHORT-TERM INVESTMENTS	1.7%
839,231	Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (b)		839,231
	Total Short-Term Investments (cost $839,231)		839,231

	Total Investments (cost $52,351,229)	99.0%	49,913,545
	Other Assets less Liabilities	1.0%	499,797
	TOTAL NET ASSETS	100.0%	$50,413,342

(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2019, the value of these investments was $36,635,858 or 72.67% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2019.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is considered illiquid. As of August 31, 2019, the value of these investments were $1,288,294 or 2.56% of total net assets.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2019 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	97.3%
	Commercial Mortgage-Backed Securities	1.2%
	Aventura Mall Trust
$800,000	3.867%, due 12/5/32, Series 2013-AVM, Class A (a) (d)		$811,050
	U.S. Government Securities	96.1%
	FHLMC Pool
193,575	4.00%, due 3/1/26, #J14785		202,567
406,930	3.00%, due 11/1/26, #G18409		419,440
236,606	3.00%, due 6/1/27, #G14497		243,877
692,417	2.50%, due 12/1/31, #G18622		702,837
111,055	4.50%, due 10/1/35, #A37869		120,207
183,567	6.50%, due 9/1/36, #A54908		203,596
125,338	6.00%, due 6/1/37, #A62176		138,436
112,390	6.00%, due 6/1/37, #A62444		124,899
264	7.00%, due 9/1/37, #A66041		265
141,560	5.00%, due 10/1/38, #G04832		157,571
87,197	5.00%, due 2/1/39, #G05507		96,888
69,793	4.50%, due 11/1/39, #G05748		75,690
70,469	4.50%, due 12/1/39, #A90175		76,380
306,116	4.50%, due 5/1/40, #G06047		331,934
98,910	4.50%, due 8/1/40, #A93505		107,234
238,557	3.50%, due 1/1/41, #A96409		249,696
109,886	4.50%, due 1/1/41, #A96176		119,124
445,022	3.50%, due 2/1/42, #Q05996		465,860
352,955	3.50%, due 4/1/42, #Q07654		369,483
655,675	3.50%, due 5/1/42, #G08491		686,324
505,784	3.50%, due 6/1/42, #C09000		529,471
325,561	3.50%, due 6/1/42, #Q08641		340,700
352,787	3.50%, due 8/1/42, #Q10324		369,143
370,113	3.50%, due 6/1/43, #V80161		387,046
416,314	3.00%, due 8/1/43, #G08540		430,527
244,499	3.00%, due 8/1/43, #Q20559		252,708

130,138	3.50%, due 8/1/43, #Q21435	136,231
415,274	3.50%, due 2/1/44, #Q24712	434,680
1,114,164	4.00%, due 8/1/44, #G08601	1,178,974
925,498	3.00%, due 3/1/45, #G08631	954,751
1,289,088	3.00%, due 5/1/45, #G08640	1,329,833
719,856	3.00%, due 5/1/45, #Q33337	742,609
458,637	3.50%, due 11/1/45, #G08676	479,337
200,561	3.00%, due 12/1/46, #Q44655	206,274
981,002	3.00%, due 1/1/47, #G08741	1,008,997
506,675	3.00%, due 1/1/47, #Q45636	520,961
165,399	3.00%, due 2/1/47, #G08747	169,927
523,269	4.50%, due 3/1/47, #G08754	554,935
88,845	4.50%, due 3/1/47, #V83115	94,180
202,808	4.50%, due 4/1/47, #G08759	214,973
402,540	4.50%, due 11/1/47, #G61280	426,127
283,757	3.50%, due 2/1/48, #V83957	293,580
88,478	4.00%, due 3/1/48, #G08805	92,593
451,673	3.50%, due 4/1/48, #Q55213	466,678
488,995	4.50%, due 5/1/48, #G08820	517,387
142,568	4.00%, due 6/1/48, #G08817	148,958
347,826	4.50%, due 6/1/48, #V84282	368,159
553,357	4.00%, due 8/1/48, #Q58106	575,881
627,742	3.50%, due 9/1/48, #G08835	647,093
112,975	4.00%, due 11/1/48, #ZT1320	117,312
685,459	4.00%, due 2/1/49, #ZT1710	710,926
	FNMA Pool
180,326	3.00%, due 8/1/21, #AL0579	184,861
95,062	5.50%, due 7/1/22, #905040	97,401
327,474	4.50%, due 7/1/23, #254846	344,343
109,118	4.00%, due 12/1/25, #AH6058	113,640
91,993	4.00%, due 1/1/26, #AH3925	95,823
244,082	4.00%, due 5/1/26, #AH8174	255,318
387,026	3.00%, due 9/1/27, #AQ0333	398,761
264,354	2.50%, due 4/1/31, #BC4938	268,196
758,474	2.50%, due 10/1/31, #BC9305	769,547
777,393	2.50%, due 11/1/31, #BD9466	788,726
409,501	3.00%, due 12/1/32, #MA3218	420,387

349,548	3.50%, due 5/1/33, #BK5720	362,505
397,002	3.50%, due 5/1/33, #BK5745	412,494
412,285	3.50%, due 5/1/33, #MA3364	428,354
49,553	3.50%, due 6/1/33, #BK5999	51,489
108,497	5.00%, due 5/1/36, #745515	120,769
116,415	6.00%, due 6/1/37, #888413	133,530
361	5.00%, due 1/1/39, #AA0862	401
574,082	4.00%, due 12/1/39, #AE0215	613,416
158,621	5.00%, due 5/1/40, #AD6374	174,978
101,519	4.00%, due 10/1/40, #AE6057	108,544
202,793	4.00%, due 12/1/40, #MA0583	216,835
103,564	4.00%, due 11/1/41, #AJ4668	110,741
190,235	4.00%, due 11/1/41, #AJ5643	203,423
136,569	4.00%, due 4/1/42, #MA1028	146,029
954,359	3.50%, due 7/1/43, #AB9774	998,435
1,071,089	3.00%, due 8/1/43, #AU3363	1,106,909
248,975	4.00%, due 6/1/44, #AW4979	263,359
431,607	4.00%, due 9/1/44, #AS3392	456,430
351,401	4.00%, due 11/1/44, #AS3903	371,435
299,023	4.00%, due 11/1/44, #AS3906	316,170
345,730	3.00%, due 4/1/45, #AS4774	356,477
545,013	3.50%, due 4/1/45, #AY3376	569,012
182,198	3.00%, due 5/1/45, #AY6042	187,864
272,053	3.00%, due 6/1/45, #AZ0171	280,514
1,370,351	3.00%, due 6/1/45, #AZ0504	1,412,965
645,289	3.00%, due 6/1/45, #AZ2754	665,356
593,374	3.50%, due 8/1/45, #AS5699	619,442
292,473	3.50%, due 9/1/45, #AS5722	305,332
825,885	3.00%, due 10/1/45, #AZ6877	851,572
1,525,802	3.50%, due 12/1/45, #BA2275	1,593,063
1,069,271	3.50%, due 12/1/45, #MA2471	1,116,210
661,954	3.50%, due 3/1/46, #MA2549	690,982
1,359,811	3.00%, due 7/1/46, #MA2670	1,400,631
789,774	3.00%, due 9/1/46, #AS7904	812,925
77,039	4.00%, due 2/1/47, #BE7985	80,860
247,193	3.00%, due 4/1/47, #AS9448	254,093
317,486	4.00%, due 4/1/47, #MA2960	333,312

426,261	3.00%, due 5/1/47, #AS9562	438,117
467,622	4.00%, due 5/1/47, #AS9487	490,680
425,309	3.50%, due 8/1/47, #MA3087	440,869
805,869	3.50%, due 9/1/47, #MA3120	835,053
481,596	4.50%, due 11/1/47, #BJ1795	510,451
1,364,749	3.50%, due 3/1/48, #MA3305	1,413,945
202,708	4.50%, due 4/1/48, #MA3334	214,334
918,841	4.50%, due 5/1/48, #BM4135	971,542
864,842	4.00%, due 6/1/48, #MA3384	898,723
1,115,249	4.00%, due 7/1/48, #MA3415	1,161,372
92,823	4.00%, due 8/1/48, #BK1103	96,881
860,185	4.00%, due 8/1/48, #BK5416	897,487
802,854	4.00%, due 10/1/48, #MA3495	834,382
773,030	4.50%, due 10/1/48, #MA3496	815,812
787,356	4.50%, due 11/1/48, #MA3522	830,401
699,069	4.00%, due 1/1/49, #BN3956	725,701
664,036	3.50%, due 2/1/49, #BM5485	683,807
766,153	4.00%, due 2/1/49, #MA3592	794,223
101,195	3.50%, due 4/1/49, #MA3637	104,002
883,103	3.50%, due 5/1/49, #MA3663	907,553
875,948	3.50%, due 6/1/49, #FM1028	902,370
798,806	3.50%, due 6/1/49, #MA3686	822,272
	FNMA TBA (c)
1,800,000	3.00%, due 9/15/42	1,835,719
	GNMA Pool
118,958	4.50%, due 5/15/39, #717066	129,228
180,416	5.50%, due 6/15/39, #714720	204,006
194,050	4.50%, due 7/15/39, #720160	210,879
460,257	5.00%, due 9/15/39, #726311	515,153
480,803	4.00%, due 6/15/45, #AM8608	511,749
310,296	4.00%, due 2/15/46, #AR3772	332,079
38,601	4.00%, due 5/15/46, #AT7406	40,633
411,935	4.00%, due 10/15/46, #AQ0545	439,190
317,757	4.00%, due 12/15/46, #AQ0562	338,699
17,548	4.00%, due 12/15/46, #AQ0563	18,701
1,009,634	3.00%, due 5/15/47, #AW1730	1,043,857
195,203	3.00%, due 5/15/47, #AZ5535	202,119

456,107	3.00%, due 8/15/47, #AZ5554		471,574
1,210,496	3.50%, due 11/15/47, #BD4824		1,260,988
886,745	4.00%, due 11/15/47, #BB3817		929,486
			65,731,155
	Total Mortgage-Backed Securities (cost $64,560,159)		66,542,205

	SHORT-TERM INVESTMENTS	6.5%
	Money Market Fund	2.1%
1,466,563	Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (b)		1,466,563
	U.S. Treasury Bills	4.4%
3,000,000	1.77%, due 9/17/19 (e)		2,997,642
	Total Short-Term Investments (cost $4,463,737)		4,464,205

	Total Investments (cost $69,023,896)	103.8%	71,006,410
	Liabilities less Other Assets	(3.8)%	(2,589,665)
	TOTAL NET ASSETS	100.0%	$68,416,745

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of August 31, 2019.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2019.
(c)	Security purchased on a when-issued basis. As of August 31, 2019, the total cost of investments purchased on a when-issued basis was $1,835,719 or 2.68% of total net assets.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2019, the value of these investments was $811,050 or 1.19% of total net assets.
(e)	Rate shown is the discount rate at August 31, 2019.

TBA - To Be Announced
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2019 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	54.6%
	Aerospace and Defense	0.9%
	General Dynamics Corp.
$950,000	2.561% (3 Month LIBOR USD + 0.380%), due 5/11/21 (c)		$954,792
	United Technologies Corp.
500,000	2.818% (3 Month LIBOR USD + 0.650%), due 8/16/21 (c)		500,063
			1,454,855
	Automobiles Manufacturing	2.2%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20		999,402
	BMW US Capitals, LLC
1,000,000	2.545% (3 Month LIBOR USD + 0.370%), due 8/14/20 (a) (c)		1,001,594
	General Motors Financial Co., Inc.
1,000,000	2.35%, due 10/4/19		999,968
	Harley-Davidson Financial Services, Inc.
500,000	2.652% (3 Month LIBOR USD + 0.500%), due 5/21/20 (a) (c)		500,314
			3,501,278
	Banks	14.8%
	Bank of Montreal
500,000	2.10%, due 12/12/19		499,931
1,000,000	2.763% (3 Month LIBOR USD + 0.460%), due 4/13/21 (c)		1,004,265
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22		999,583
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20		500,918
1,000,000	2.50%, due 1/8/21		1,007,920
	BB&T Corp.
2,000,000	2.98% (3 Month LIBOR USD + 0.570%), due 6/15/20 (c)		2,007,291
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20		2,001,585
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20		499,985

	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)		1,018,211
	Goldman Sachs Bank USA/New York NY
2,000,000	3.20%, due 6/5/20		2,017,819
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19		999,709
	KeyBank NA
500,000	3.30%, due 2/1/22		515,629
	Mitsubishi UFJ Financial Group, Inc.
2,000,000	2.623%, due 7/18/22		2,024,715
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22		513,693
	PNC Bank NA
500,000	2.00%, due 5/19/20		500,086
500,000	2.232% (3 Month LIBOR USD + 0.440%), due 7/22/22 (c)		501,804
	Regions Bank Birmingham Alabama
2,000,000	2.676% (3 Month LIBOR USD + 0.500%), due 8/13/21 (c)		1,999,558
	Royal Bank of Canada
1,000,000	2.656% (3 Month LIBOR USD + 0.390%), due 4/30/21 (c)		1,003,500
	SunTrust Bank
1,000,000	2.25%, due 1/31/20		999,904
	Synchrony Financial
500,000	2.85%, due 7/25/22		506,951
	Toronto Dominion Bank
2,000,000	2.418% (3 Month LIBOR USD + 0.280%), due 6/11/20 (c)		2,003,694
	Wells Fargo Bank NA
1,000,000	2.60% (SOFR + 0.480%), due 3/25/20 (c)		1,001,393
			24,128,144
	Cable and Satellite	0.6%
	Comcast Corp.
1,000,000	2.649% (3 Month LIBOR USD + 0.330%), due 10/1/20 (c)		1,001,580
	Chemicals	0.9%
	DuPont de Nemours, Inc.
500,000	2.868% (3 Month LIBOR USD + 0.710%), due 11/15/20 (c)		502,811
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20		1,018,626
			1,521,437

	Commercial Finance	1.6%
	Aviation Capital Group LLC
2,000,000	3.082% (3 Month LIBOR USD + 0.950%), due 6/1/21 (a) (c)		2,010,718
500,000	2.936% (3 Month LIBOR USD + 0.670%), due 7/30/21 (a) (c)		499,856
			2,510,574
	Construction Machinery	1.1%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21		1,709,845
	Construction Materials Manufacturing	0.9%
	Martin Marietta Materials, Inc.
500,000	2.80% (3 Month LIBOR USD + 0.650%), due 5/22/20 (c)		500,689
	Vulcan Materials Co.
1,000,000	3.01% (3 Month LIBOR USD + 0.600%), due 6/15/20 (c)		1,001,149
			1,501,838
	Consumer Finance	1.2%
	American Express Co.
1,000,000	2.649% (3 Month LIBOR USD + 0.525%), due 5/17/21 (c)		1,003,523
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19		999,268
			2,002,791
	Consumer Products	0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20		499,181
	Containers and Packaging	0.6%
	Packaging Corp. of America
1,000,000	2.45%, due 12/15/20		1,001,446
	Diversified Manufacturing	0.9%
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19		998,767
500,000	2.15%, due 8/8/22		505,549
			1,504,316
	Electric	0.9%
	Dominion Energy, Inc.
500,000	2.715%, due 8/15/21 (d)		504,424
	NextEra Energy Capital Holdings, Inc.
1,000,000	2.403%, due 9/1/21		1,005,690
			1,510,114

	Electrical Equipment Manufacturing	0.6%
	Tyco Electronics Group SA
1,000,000	2.577% (3 Month LIBOR USD + 0.450%), due 6/5/20 (c)		1,001,138
	Entertainment Content	0.7%
	Fox Corp.
1,000,000	3.666%, due 1/25/22 (a)		1,036,925
	Financial Services	2.5%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22		1,022,071
	Charles Schwab Corp.
1,000,000	2.472% (3 Month LIBOR USD + 0.320%), due 5/21/21 (c)		1,000,775
	TD Ameritrade Holding Corp.
1,000,000	2.683% (3 Month LIBOR USD + 0.430%), due 11/1/21 (c)		1,003,118
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)		1,012,121
			4,038,085
	Food	0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19		999,468
	Food and Beverage	1.8%
	Campbell Soup Co.
500,000	3.04% (3 Month LIBOR USD + 0.630%), due 3/15/21 (c)		499,687
	General Mills, Inc.
500,000	2.862% (3 Month LIBOR USD + 0.540%), due 4/16/21 (c)		500,425
	Kraft Heinz Foods Co.
1,000,000	2.751% (3 Month LIBOR USD + 0.570%), due 2/10/21 (c)		996,353
	Tyson Foods, Inc.
1,000,000	2.682% (3 Month LIBOR USD + 0.550%), due 6/2/20 (c)		1,001,303
			2,997,768
	Health and Personal Care Stores	0.3%
	CVS Health Corp.
500,000	2.822% (3 Month LIBOR USD + 0.720%), due 3/9/21 (c)		502,317
	Health Care Facilities and Services	1.3%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20		2,009,089
	Machinery Manufacturing	0.6%
	Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21		1,010,472

	Mass Merchants	0.6%
	Walmart, Inc.
1,000,000	2.573% (3 Month LIBOR USD + 0.230%), due 6/23/21 (c)		1,002,690
	Medical Equipment and Supplies Manufacturing	0.5%
	Becton Dickinson and Co.
750,000	3.194% (3 Month LIBOR USD + 0.875%), due 12/29/20 (c)		750,230
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.8%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20		1,301,078
	Nondepository Credit Intermediation	0.6%
	Caterpillar Financial Services Corp.
1,000,000	1.85%, due 9/4/20		1,000,142
	Oil and Gas Services and Equipment	0.3%
	Schlumberger Finance Canada Ltd.
500,000	2.20%, due 11/20/20 (a)		500,081
	Other Food Manufacturing	0.9%
	Conagra Brands, Inc.
1,000,000	2.811% (3 Month LIBOR USD + 0.500%), due 10/9/20 (c)		1,000,465
	J.M. Smucker Co.
500,000	2.20%, due 12/6/19		499,745
			1,500,210
	Pharmaceuticals	4.0%
	Bayer US Finance II LLC
1,000,000	2.979% (3 Month LIBOR USD + 0.630%), due 6/25/21 (a) (c)		1,000,528
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22 (a)		2,038,312
	GlaxoSmithKline Capital Plc
2,000,000	2.525% (3 Month LIBOR USD + 0.350%), due 5/14/21 (c)		2,004,615
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20		1,001,868
	Shire Acquisitions Investments Ireland DAC
500,000	1.90%, due 9/23/19		499,897
			6,545,220
	Publishing & Broadcasting	0.6%
	Discovery Communications LLC
1,000,000	2.20%, due 9/20/19		999,851

	Railroad	0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22		512,331
	Refining and Marketing	0.3%
	Phillips 66
500,000	2.732% (3 Month LIBOR USD + 0.600%), due 2/26/21 (c)		500,022
	Restaurants	0.6%
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20		1,001,951
	Retail - Consumer Discretionary	0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20		998,420
	Semiconductor and Other Electronic Component Manufacturing	0.3%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
500,000	2.375%, due 1/15/20		499,823
	Semiconductors	0.6%
	Intel Corp.
1,000,000	1.85%, due 5/11/20		999,808
	Software and Services	0.9%
	Equifax, Inc.
500,000	3.028% (3 Month LIBOR USD + 0.870%), due 8/15/21 (c)		499,225
	IBM Corp.
1,000,000	2.80%, due 5/13/21		1,013,298
			1,512,523
	Supermarkets and Pharmacies	1.2%
	Alimentation Couche-Tard, Inc.
2,000,000	2.35%, due 12/13/19 (a)		2,000,230
	Transportation & Logistics	1.0%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22		1,020,825
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21		500,605
			1,521,430
	Travel & Lodging	0.9%
	Marriott International
1,000,000	2.752% (3 Month LIBOR USD + 0.650%), due 3/8/21 (c)		1,004,246
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20		501,459
			1,505,705

	Utilities	4.3%
	Consolidated Edison Co. of New York, Inc.
2,000,000	2.749% (3 Month LIBOR USD + 0.400%), due 6/25/21 (c)		2,007,859
	Duke Energy Florida LLC
125,000	2.10%, due 12/15/19		124,952
	Eversource Energy
1,900,000	2.50%, due 3/15/21		1,908,685
	Public Service Enterprise Group, Inc.
2,000,000	1.60%, due 11/15/19		1,996,998
	Sempra Energy
1,000,000	1.625%, due 10/7/19		999,283
			7,037,777
	Total Corporate Bonds (cost $88,709,254)		89,132,183

	ASSET BACKED SECURITIES	0.5%
	Other Asset-Backed Securities	0.5%
	ACC Trust 2019-1 Issue, Class A
733,984	3.75%, due 5/20/22 (a)		741,322
	Total Asset-Backed Securities (cost $733,959)		741,322

	MORTGAGE BACKED SECURITIES	3.7%
	Commerical Mortgage-Backed Securities	1.8%
	GS Mortgage Securities Trust
3,000,000	3.095% (1 month LIBOR USD + 0.900%), due 6/16/36, Series 2019 - Soho, Class A (a) (c)		3,006,654
	U.S. Government Agencies	1.9%
	FHLMC ARM Pool (c)
498	4.851% (1 Year CMT Rate + 2.328%), due 2/1/22, #845113		505
4,464	3.874% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		4,522
614	4.784% (1 Year CMT Rate + 2.304%), due 6/1/23, #845755		621
84,753	4.701% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		87,229
8,242	4.658% (12 Month LIBOR USD + 1.783%), due 1/1/33, #1B0668		8,413
167,757	4.738% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		177,066
33,125	4.765% (12 Month LIBOR USD + 1.880%), due 4/1/36, #847671		35,044
	FHLMC Pool
70,780	5.00%, due 10/1/38, #G04832		78,785

	FNMA ARM Pool (c)
13,525	4.79% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		13,567
88,891	4.612% (1 Year CMT Rate + 2.177%), due 4/1/30, #562912		91,792
112,583	3.825% (12 Month LIBOR USD + 1.592%), due 10/1/33, #743454		116,841
491,926	4.625% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		517,700
591,131	4.597% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		623,661
169,841	4.353% (12 Month LIBOR USD + 1.670%), due 7/1/34, #779693		176,025
67,223	3.995% (12 Month LIBOR USD + 1.401%), due 10/1/34, #795136		69,680
255,018	4.535% (12 Month LIBOR USD + 1.564%), due 1/1/36, #849264		266,224
199,746	4.605% (12 Month LIBOR USD + 1.730%), due 1/1/37, #906389		211,480
92,351	4.851% (12 Month LIBOR USD + 1.906%), due 3/1/37, #907868		97,713
236,503	4.89% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		243,859
	FNMA Pool
218,913	5.00%, due 6/1/40, #AD5479		241,181
29,762	4.00%, due 11/1/41, #AJ3797		31,822
			3,093,730
	Total Mortgage-Backed Securities (cost $5,942,986)		6,100,384

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	38.6%
	U.S. Government Agencies	3.7%
	FHLMC
1,000,000	1.50%, due 1/17/20		998,376
	FNMA
5,000,000	1.00%, due 10/24/19		4,992,721
			5,991,097

	U.S. Treasury Notes	34.9%
	U.S. Treasury Notes
4,500,000	1.00%, due 11/15/19		4,491,123
1,500,000	1.375%, due 1/15/20		1,497,363
3,000,000	1.50%, due 4/15/20		2,993,730
2,500,000	1.50%, due 5/15/20		2,493,945
6,500,000	1.50%, due 6/15/20		6,482,226
6,000,000	1.50%, due 8/15/20		5,983,945
5,000,000	1.625%, due 10/15/20		4,994,336
7,500,000	1.75%, due 11/15/20		7,503,809
5,000,000	2.00%, due 1/15/21		5,022,949

6,500,000	2.25%, due 2/15/21		6,557,637
7,000,000	2.375%, due 3/15/21		7,080,391
2,000,000	2.375%, due 4/15/21		2,024,492
			57,125,946
	Total U.S. Government Agencies & Instrumentalties (cost $62,855,206)		63,117,043

	SHORT-TERM INVESTMENTS	2.2%
3,614,762	Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (b)		3,614,762
	Total Short-Term Investments (cost $3,614,762)		3,614,762

	Total Investments (cost $161,856,167)	99.6%	162,705,694
	Other Assets less Liabilities	0.4%	692,949
	TOTAL NET ASSETS	100.0%	$163,398,643

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of August 31, 2019, the value of these investments was $16,366,866 or 10.02% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of August 31, 2019.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2019.
(d)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.
The interest rate shown is the rate in effect as of August 31, 2019, and remains in effect until the bonds maturity date.

ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

PIA HIGH YIELD (MACS) FUND
Schedule of Investments - August 31, 2019 (Unaudited)

Principal
Amount/Shares			Value
	COMMON STOCKS	0.2%
	Business Support Services	0.2%
16,363	Hexion Holdings Corp. - Class B		$196,356
	Total Common Stocks (cost $236,663)		196,356

	CORPORATE BONDS	96.3%
	Aerospace/Defense	2.0%
	F-Brasile SpA / F-Brasile US LLC
$150,000	7.375%, due 8/15/26 (b)		153,000
	TransDigm, Inc.
700,000	6.00%, due 7/15/22		713,125
	Triumph Group, Inc.
750,000	7.75%, due 8/15/25		753,750
			1,619,875
	Auto Parts Manufacturing	0.9%
	Truck Hero, Inc.
750,000	8.50%, due 4/21/24 (b)		748,125
	Biotechnology	0.9%
	Sotera Health Topco, Inc.
710,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (c)		712,662
	Building Materials	0.6%
	U.S. Concrete, Inc.
470,000	6.375%, due 6/1/24		494,675
	Casinos and Gaming	0.4%
	Scientific Games International, Inc.
300,000	5.00%, due 10/15/25 (b)		310,722
	Chemicals	5.6%
	Consolidated Energy Finance SA
400,000	6.875%, due 6/15/25 (b)		410,000
300,000	6.50%, due 5/15/26 (b)		300,750
	CSTN Merger Sub, Inc.
690,000	6.75%, due 8/15/24 (b)		638,250
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)		714,150
	Koppers, Inc.
710,000	6.00%, due 2/15/25 (b)		694,025
	Neon Holdings, Inc.
775,000	10.125%, due 4/1/26 (b)		761,437
	OCI NV
625,000	6.625%, due 4/15/23 (b)		662,500
	Starfruit Finco BV / Starfruit US Holdco LLC
275,000	8.00%, due 10/1/26 (b)		269,500
			4,450,612
	Commercial and Service Industry Machinery Manufacturing	0.7%
	ATS Automation Tooling Systems, Inc.
500,000	6.50%, due 6/15/23 (b)		518,125
	Communications Equipment	1.0%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)		448,750
	Plantronics, Inc.
350,000	5.50%, due 5/31/23 (b)		356,965
			805,715

	Construction Machinery	1.2%
	Capitol Investment Merger Sub 2 LLC
900,000	10.00%, due 8/1/24 (b)		936,000
	Construction Materials Manufacturing	0.9%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)		458,700
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b) (c) (d)		228,000
			686,700
	Consumer Cyclical Services	1.5%
	APX Group, Inc.
538,000	8.75%, due 12/1/20		513,790
	CoreCivic, Inc.
750,000	4.75%, due 10/15/27		657,187
			1,170,977
	Consumer Finance	0.9%
	Cardtronics, Inc.
725,000	5.50%, due 5/1/25 (b)		728,625
	Consumer Services	5.4%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)		360,500
	Aramark Services, Inc.
300,000	5.00%, due 2/1/28 (b)		312,375
	Carriage Services, Inc.
450,000	6.625%, due 6/1/26 (b)		462,375
	Cimpress NV
835,000	7.00%, due 6/15/26 (b)		877,794
	LSC Communications, Inc.
925,000	8.75%, due 10/15/23 (b)		703,000
	Prime Security Services Borrower LLC / Prime Finance, Inc.
700,000	5.25%, due 4/15/24 (b)		724,787
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22		820,000
			4,260,831
	Containers and Packaging	3.0%
	ARD Finance S.A.
550,000	7.125% Cash or 7.875% PIK, due 9/15/23 (c)		567,188
	Berry Global, Inc.
250,000	5.625%, due 7/15/27 (b)		263,125
	Cascades, Inc.
54,000	5.50%, due 7/15/22 (b)		54,675
153,000	5.75%, due 7/15/23 (b)		155,678
	Flex Acquisition Co., Inc.
150,000	7.875%, due 7/15/26 (b)		136,125
	Pactiv LLC
500,000	8.375%, due 4/15/27		538,750
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)		594,750
			2,310,291
	Distributors	0.6%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21		491,625

	Electrical Equipment Manufacturing	0.9%
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)		707,250
	Financial Services	2.6%
	Arrow Bidco LLC
750,000	9.50%, due 3/15/24 (b)		751,875
	LPL Holdings, Inc.
650,000	5.75%, due 9/15/25 (b)		685,750
	Trident TPI Holdings, Inc.
700,000	6.625%, due 11/1/25 (b)		607,250
			2,044,875
	Food and Beverage	4.6%
	Clearwater Seafoods, Inc.
770,000	6.875%, due 5/1/25 (b)		786,363
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b)		274,500
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
750,000	8.50%, due 6/1/26 (b)		581,250
	Pilgrim's Pride Corp.
700,000	5.75%, due 3/15/25 (b)		729,750
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)		643,500
	Simmons Foods, Inc.
600,000	7.75%, due 1/15/24 (b)		651,000
			3,666,363
	Forest and Paper Products Manufacturing	1.0%
	Schweitzer-Mauduit International, Inc.
750,000	6.875%, due 10/1/26 (b)		774,375
	Hardware	0.9%
	Everi Payments Inc.
700,000	7.50%, due 12/15/25 (b)		736,750
	Health Care Facilities and Services	0.8%
	Hadrian Merger Sub, Inc.
700,000	8.50%, due 5/1/26 (b)		672,000
	Home Improvement	1.7%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)		623,000
	ServiceMaster Co. LLC
650,000	7.45%, due 8/15/27		723,937
			1,346,937
	Homebuilders	1.3%
	Williams Scotsman International, Inc.
1,000,000	6.875%, due 8/15/23 (b)		1,050,000
	Industrial - Other	2.8%
	Brand Energy & Infrastructure Services, Inc.
650,000	8.50%, due 7/15/25 (b)		576,063
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)		761,062
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25		431,013
	New Enterprise Stone & Lime Co., Inc.
400,000	6.25%, due 3/15/26 (b)		411,200
			2,179,338
	Machinery Manufacturing	3.5%
	Amsted Industries, Inc.
300,000	5.375%, due 9/15/24 (b)		309,750

250,000	5.625%, due 7/1/27 (b)		267,500
	JPW Industries Holding Corp.
600,000	9.00%, due 10/1/24 (b)		580,500
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (d)		318,500
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)		635,250
	Titan International, Inc.
800,000	6.50%, due 11/30/23		642,000
			2,753,500
	Manufactured Goods	3.5%
	FXI Holdings, Inc.
700,000	7.875%, due 11/1/24 (b)		623,000
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
650,000	7.375%, due 12/15/23 (b)		619,937
	Mueller Industries, Inc.
500,000	6.00%, due 3/1/27		507,500
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)		297,000
	Park-Ohio Industries, Inc.
770,000	6.625%, due 4/15/27		743,050
			2,790,487
	Media Entertainment	2.7%
	Clear Channel Worldwide Holdings, Inc.
750,000	5.125%, due 8/15/27 (b)		786,563
	Diamond Sports Group LLC / Diamond Sports Finance Co.
300,000	5.375%, due 8/15/26 (b)		315,750
300,000	6.625%, due 8/15/27 (b)		315,000
	Getty Images, Inc.
735,000	9.75%, due 3/1/27 (b)		753,375
			2,170,688
	Media Non-Cable	0.8%
	R.R. Donnelley & Sons Co.
648,000	6.50%, due 11/15/23		655,290
	Medical Equipment and Supplies Manufacturing	0.7%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23		590,278
	Metals and Mining	6.0%
	American Gilsonite Co.
472,251	17.000% Cash or 17.000% PIK, due 12/31/21 (b) (c) (d)		455,723
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22		623,623
	Harsco Corp.
750,000	5.75%, due 7/31/27 (b)		779,062
	Mineral Resources Ltd.
750,000	8.125%, due 5/1/27 (b)		767,812
	Rain CII Carbon LLC/CII Carbon Corp.
800,000	7.25%, due 4/1/25 (b)		756,000
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
710,000	7.50%, due 6/15/25 (b)		674,943
	TMS International Holding Corp.
700,000	7.25%, due 8/15/25 (b)		670,250
			4,727,413
	Oil and Gas Extraction	0.7%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)		532,125

	Oil and Gas Services and Equipment	1.7%
	Archrock Partners LP / Archrock Partners Finance Corp.
275,000	6.875%, due 4/1/27 (b)		289,438
	Nine Energy Service, Inc.
150,000	8.75%, due 11/1/23 (b)		136,125
	USA Compression Partners LP/USA Compression Finance Corp.
635,000	6.875%, due 4/1/26		654,050
250,000	6.875%, due 9/1/27 (b)		258,395
			1,338,008
	Other Industrial	1.6%
	Algeco Global Finance Plc
750,000	8.00%, due 2/15/23 (b)		754,313
	Anixter, Inc.
500,000	6.00%, due 12/1/25		553,750
			1,308,063
	Packagaing	0.8%
	Mauser Packaging Solutions Holding Co.
590,000	5.50%, due 4/15/24 (b)		608,438
	Paper	2.8%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23		714,402
	Mercer International, Inc.
60,000	6.50%, due 2/1/24		62,025
690,000	5.50%, due 1/15/26		683,238
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b) (c) (d)		223,000
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)		536,400
			2,219,065
	Pipelines	1.9%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22		101,845
	Rose Rock Midstream, L.P.
700,000	5.625%, due 7/15/22		677,957
	Summit Midstream Holdings, LLC
220,000	5.50%, due 8/15/22		207,900
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		485,000
			1,472,702
	Publishing and Broadcasting	2.2%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)		369,075
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)		636,000
	Urban One, Inc.
700,000	7.375%, due 4/15/22 (b)		701,750
			1,706,825
	Railroad	1.2%
	Watco Companies, Inc.
900,000	6.375%, due 4/1/23 (b)		921,375
	Real Estate	1.5%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23		524,175
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)		639,765
			1,163,940

	Refining and Marketing	1.7%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
650,000	7.75%, due 4/15/23		610,610
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26		728,000
			1,338,610
	Retail - Consumer Discretionary	3.1%
	Beacon Roofing Supply, Inc.
480,000	6.375%, due 10/1/23		499,368
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)		937,125
	Party City Holdings, Inc.
800,000	6.625%, due 8/1/26 (b)		764,000
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)		216,825
			2,417,318
	Software and Services	3.8%
	Ascend Learning LLC
570,000	6.875%, due 8/1/25 (b)		592,800
	Donnelley Financial Solutions, Inc.
730,000	8.25%, due 10/15/24		757,375
	Exela Intermediate LLC/Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)		472,500
	RP Crown Parent, LLC
590,000	7.375%, due 10/15/24 (b)		616,379
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)		567,875
			3,006,929
	Technology	2.9%
	Global A&T Electronics Ltd.
750,000	8.50%, due 1/12/23		704,380
	Granite Merger Sub 2, Inc.
600,000	11.00%, due 7/15/27 (b)		598,500
	Refinitiv US Holdings, Inc.
750,000	8.25%, due 11/15/26 (b)		845,625
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
150,000	6.75%, due 6/1/25 (b)		154,845
			2,303,350
	Transportation and Logistics	2.6%
	J.B. Poindexter & Co., Inc.
650,000	7.125%, due 4/15/26 (b)		667,875
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		620,750
	Mobile Mini, Inc.
750,000	5.875%, due 7/1/24		780,000
			2,068,625
	Transportation Services	1.5%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (b)		609,000
	OPE KAG Finance Sub, Inc.
650,000	7.875%, due 7/31/23 (b)		580,125
			1,189,125

	Utilities	2.4%
	Amerigas Partners LP
370,000	5.50%, due 5/20/25		393,125
	Rockpoint Gas Storage Canada Ltd.
750,000	7.00%, due 3/31/23 (b)		763,875
	Superior Plus LP / Superior General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)		736,750
			1,893,750
	Waste and Environment Services and Equipment	2.4%
	CD&R Waterworks Merger Sub LLC
460,000	6.125%, due 8/15/25 (b)		469,200
	GFL Environmental Inc.
200,000	5.625%, due 5/1/22 (b)		204,000
500,000	7.00%, due 6/1/26 (b)		520,000
	Waste Pro USA, Inc.
700,000	5.50%, due 2/15/26 (b)		731,500
			1,924,700
	Wireline Telecommunications Services	2.1%
	Consolidated Communications, Inc.
330,000	6.50%, due 10/1/22		310,200
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (b)		437,500
	West Corp.
560,000	5.375%, due 7/15/22 (b) (c) (d)		519,400
	Zayo Group, LLC
350,000	6.375%, due 5/15/25		361,375
			1,628,475
	Total Corporate Bonds (cost $78,587,370)		76,152,527

	SHORT-TERM INVESTMENTS	1.7%
1,315,364	Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (a)		1,315,364
	Total Short-Term Investments (cost $1,315,364)		1,315,364

	Total Investments (cost $80,139,397)	98.2%	77,664,247
	Other Assets less Liabilities	1.8%	1,418,867
	TOTAL NET ASSETS	100.0%	$79,083,114

(a)	Rate shown is the 7-day annualized yield as of August 31, 2019.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2019, the value of these investments was $55,256,221 or 69.87% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is considered illiquid. As of August 31, 2019, the value of these investments were $1,744,623 or 2.21% of total net assets.

PIA Funds

Notes to the Schedule of Investments
August 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Short-Term Securities Fund, and the PIA High Yield (MACS) Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of August 31, 2019, the PIA High Yield Fund and the PIA High Yield (MACS) Fund had investments in illiquid securities with a total of $1,288,294 or 2.56% total net assets and $1,744,623 or 2.21% of total net assets, respectively.

High Yield Fund Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$411,704	1/17-7/19	$411,704
MAI Holdings, Inc.	600,000	11/18	585,980
Northwest Hardwoods, Inc.	400,000	7/14-8/15	396,427
NWH Escrow Corp.	400,000	2/15	391,438

High Yield (MACS) Fund Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$472,251	1/17-7/19	$479,437
MAI Holdings, Inc.	700,000	11/18	683,651
Northwest Hardwoods, Inc.	400,000	7/14	400,000
NWH Escrow Corp.	400,000	2/15	391,519
West Corp.	560,000	6/14-11/15	554,004

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of August 31, 2019, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds, except the securities listed below, are considered liquid.

High Yield Fund Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$411,704	1/17-7/19	$411,704
MAI Holdings, Inc	600,000	11/18	585,980
Northwest Hardwoods, Inc.	400,000	7/14-8/15	396,427
NWH Escrow Corp.	400,000	2/15	391,438

High Yield (MACS) Fund Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$472,251	1/17-7/19	$479,437
MAI Holdings, Inc.	700,000	11/18	683,651
Northwest Hardwoods, Inc	400,000	7/14	400,000
NWH Escrow Corp.	400,000	2/15	391,519
West Corp.	560,000	6/14-11/15	554,004

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from The Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2019:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$126,004,601	$-	$126,004,601
Sovereign Bonds	-	11,223,535	-	11,223,535
Total Fixed Income	-	137,228,136	-	137,228,136
Short-Term Investments	1,282,911	-	-	1,282,911
Total Investments	$1,282,911	$137,228,136	$-	$138,511,047

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$811,050	$-	$811,050
Mortgage-Backed Securities – U.S. Government Agencies	-	65,731,155	-	65,731,155
Total Fixed Income	-	66,542,205	-	66,542,205
Short-Term Investments	1,466,563	2,997,642	-	4,464,205
Total Investments	$1,466,563	$69,539,847	$-	$71,006,410

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$49,074,314	$-	$49,074,314
Total Fixed Income	-	49,074,314	-	49,074,314
Short-Term Investments	839,231	-	-	839,231
Total Investments	$839,231	$49,074,314	$-	$49,913,545

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$89,132,183	$-	$89,132,183
Asset-Backed Securities	-	741,322	-	741,322
Mortgage-Backed Securities	-	6,100,384	-	6,100,384
U.S. Government Agencies and Instrumentalities	-	63,117,043	-	63,117,043
Total Fixed Income	-	159,090,932	-	159,090,932
Short-Term Investments	3,614,762	-	-	3,614,762
Total Investments	$3,614,762	$159,090,932	$-	$162,705,694

PIA High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$76,152,527	$-	$76,152,527
Total Fixed Income	-	76,152,527	-	76,152,527
Common Stocks
Business Support Services	196,356	-	-	196,356
Total Common Stocks	196,356	-	-	196,356
Short-Term Investments	1,315,364	-	-	1,315,364
Total Investments	$1,511,720	$76,152,527	$-	$77,664,247

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at August 31, 2019, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund and the PIA High Yield (MACS) Fund held no Level 3 securities during the period ended August 31, 2019.

The following is a reconciliation of the Short-Term Securities Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Asset-Backed Securities

Balance as of November 30, 2018	$633,318
Accrued discounts/premiums	-
Realized gain/(loss)	1,884
Change in unrealized appreciation/(depreciation)	(1,881)
Purchases	-
Sales	(420,074)
Transfers in and/or out of Level 3	(213,247)
Balance as of August 31, 2019	$-

 At August 31, 2019, the Fund did not hold any level 3 securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
   Jeffrey T. Rauman, President/Chief Executive
   Officer/Principal Executive Officer

Date 10/22/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
   Jeffrey T. Rauman, President/Chief Executive
   Officer/Principal Executive Officer

Date 10/22/19

By (Signature and Title)*  /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal
 Financial Officer

Date 10/23/19

* Print the name and title of each signing officer under his or her signature.